CONTINGENT CONSIDERATION	12 Months Ended
Dec. 31, 2022
CONTINGENT CONSIDERATION
CONTINGENT CONSIDERATION

NOTE 14 – CONTINGENT CONSIDERATION

1.

On February 1, 2022, the Company entered into a stock purchase agreement with Wanwang, Xiaoshi Huang and Thrive Shine Limited, a company incorporated in the BVI (together with Xiaoshi Huang, the “Sellers”) to acquire all of the equity interests in Wanwang from the Sellers for a consideration of $60 million. The stock purchase agreement was amended on February 16, 2022 to update the payment method and the transaction was closed on August 31, 2022. As of December 31, 2022, a consideration of $8.7 million was paid and the remaining $19.3 million consideration is contingent on the Sellers meeting the following conditions: (i) to ensure the quality of teaching for FMP and Strait College; (ii) either total income or net profit equals or exceeds 20% of total income or net profit of 2021 of FMP and Strait College; and (iii) to ensure management and personnel stability.

2.

On June 9, 2022, the Company entered into a stock purchase agreement with Beijing Cloud Class Technology Co., Ltd. (the “Seller”) to acquire all of the equity interests in Oriental Wisdom for a consideration of $9.9 million. As of December 31, 2022, a consideration of $7.7 million was settled by issuance of 7 million ordinary shares to the Seller and the remaining $2.2 million consideration is contingent on the Seller meeting the following conditions: (i) net profit of Oriental Wisdom for 2023 exceeding RMB6 million ($0.9 million) and (ii) net profit of Oriental Wisdom for 2024 exceeding RMB9 million ($1.3 million).